BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2013
Regional fixed line operators acquired in 2012
Business acquisitions
Purchase price allocation of acquisition

The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2012:

	Elf Group	Intercom	ZhelGorTeleCom	Pilot & TVKiK	Total
Month of acquisition	August	August	October	October
Region of operations	Central region	Volga region	Central region	Central region
Ownership interest acquired	100%	100%	100%	100%
Current assets	6	9	4	3	22
Property, plant and equipment	49	11	3	21	84
Goodwill	172	62	115	55	404
Customer base	45	29	54	22	150
Current liabilities	(44)	(15)	(13)	(6)	(78)
Non-current liabilities	(9)	(6)	(11)	(4)	(30)
Fair value of contingent consideration	(28)	(10)	(5)	—	(43)

Consideration paid	191	80	147	91	509

Tascom
Business acquisitions
Purchase price allocation of acquisition

Current assets	489
Property, plant and equipment	586
Goodwill	1,098
Customer base	168
Other non-current assets	188
Current liabilities	(815)
Non-current liabilities	(107)
Fair value of contingent consideration	(170)

Consideration paid	1,437

Regional fixed line operators acquired in 2011
Business acquisitions
Purchase price allocation of acquisition

The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2011:

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	25	80	94	237	436
Property, plant and equipment	307	72	109	2,156	2,644
Goodwill	303	411	372	3,509	4,595
Customer base	63	135	381	230	809
Other non-current assets	1	—	47	59	107
Current liabilities	(128)	(239)	(162)	(799)	(1,328)
Non-current liabilities	(25)	(28)	(92)	(299)	(444)

Consideration paid	546	431	749	5,093	6,819